UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $197,911 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101    11358  1446849 SH       SOLE                  1446849
ALLETE INC                     COM NEW          018522300     2345    53300 SH       SOLE                    53300
ANNALY MTG MGMT INC            COM              035710409     6759   617800 SH       SOLE                   617800
BAY VIEW CAP CORP DEL          COM NEW          07262L309     4779   268462 SH       SOLE                   268462
DELTA FINANCIAL CORP           COM              247918105     6410   764900 SH       SOLE                   764900
ENDEAVOUR INTL CORP            COM              29259G101      431   130600 SH       SOLE                   130600
EXPRESSJET HOLDINGS INC        CL A             30218U108     1280   158255 SH       SOLE                   158255
FINISH LINE INC                CL A             317923100     7773   446207 SH       SOLE                   446207
IMAX CORP                      COM              45245E109     1257   178100 SH       SOLE                   178100
INTRAWEST CORPORATION          COM NEW          460915200     7565   261300 SH       SOLE                   261300
LEVITT CORP                    CL A             52742P108    11413   501911 SH       SOLE                   501911
LIBERTY MEDIA CORP NEW         COM SER A        530718105     3881   493200 SH       SOLE                   493200
MCDONALDS CORP                 COM              580135101     8450   250600 SH       SOLE                   250600
NOVELIS INC                    COM              67000X106    11509   550914 SH       SOLE                   550914
NTL INC DEL                    COM              62940M104    14241   209185 SH       SOLE                   209185
PHH CORP                       COM NEW          693320202    23728   846826 SH       SOLE                   846826
PLAINS EXPL& PRODTN CO         COM              726505100     7642   192353 SH       SOLE                   192353
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     1493   242341 SH       SOLE                   242341
TARRAGON CORP                  COM              876287103    13552   657213 SH       SOLE                   657213
TEMPLE INLAND INC              COM              879868107     9036   201465 SH       SOLE                   201465
TRM CORP                       COM              872636105     6985   937632 SH       SOLE                   937632
TYCO INTL LTD NEW              COM              902124106     6093   211125 SH       SOLE                   211125
VISTEON CORP                   COM              92839U107     6244   997400 SH       SOLE                   997400
WALTER INDS INC                COM              93317Q105    12926   259978 SH       SOLE                   259978
WASHINGTON GROUP INTL INC      COM NEW          938862208    10761   203152 SH       SOLE                   203152